INVESTMENT IN AN ASSOCIATED COMPANY (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 10, 2018 CAD ($)	Oct. 10, 2018 USD ($)	Sep. 27, 2018 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of associates [line items]
Distributions received				$ 4,952		$ 84,247
Shares issued pursuant to credit facility (Shares) | shares						381,321	381,321
Shares issued pursuant to credit facility						$ 602	$ 465
Shares issued pursuant to credit facility, value per share | $ / shares						$ 1.58
Interest income				$ 1,667		$ 822
Sprott Private Resource Lending (Collector), LP [Member]
Disclosure of associates [line items]
Notional amount			$ 18,500
Borrowings			$ 18,500
Annual interest rate			12.00%
Legal Fee							194
Borrowings effective interest rate						30.83%		30.83%
Interest expense on borrowing						$ 272	$ 208
Loss on settlement of debt						1,482
Funds held in trust						$ 86
IG Copper, LLC [Member]
Disclosure of associates [line items]
Percentage of equity interest derecognized						39.99%	39.99%
Proportion of ownership interest in associate				19.90%	19.90%	19.90%	19.90%
Investments accounted for using equity method								$ 13,137
Investment in associated companies				$ 0		$ 0			$ 7,579
Consideration received		$ 200,000
Consideration received released from escrow		190,000
Remaining consideration received held in escrow		$ 10,000
Distributions received	$ 84,247			$ 4,952	$ 3,743
Loan to associates			$ 18,500				$ 300
Membership units issued | shares			37,000
Membership units issued, value per share | $ / shares			10
Cash Fee Paid					$ 550
Borrowings effective interest rate						38.64%		38.64%
Interest income						$ 332	254
Gain from early settlement of debt						2,015
Proceeds from interest						$ 64	$ 49